Note 23 - Fair Value Measurements - Schedule of Asset and Liabilities at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Cash and cash equivalents	$ 39,024	$ 3,717	$ 7,560	$ 7,952
Receivables	666	1,310
Assets	185,564	151,447
Accounts payable and accrued liabilities	5,817	3,579
Short-term deferred government grant	642	0
US Warrants	81,658	0
Royalty	2,338	1,283
Liabilities	139,314	87,129
Accrued interest	0	2,799
Convertible Notes payable 1	0	63,963
Warrants - Convertible Notes payable 1	0	1,582
Government loan payable [member]
Statement Line Items [Line Items]
Loans	5,196	7,824
Term loan [member]
Statement Line Items [Line Items]
Loans	38,168	0
Fair value model [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Assets	0	12
Accounts payable and accrued liabilities	0	0
Short-term deferred government grant
Loans		0
US Warrants	81,658
Royalty	0	0
Liabilities	81,658	65,545
Marketable securities		12
Accrued interest		0
Convertible Notes payable 1		63,963
Warrants - Convertible Notes payable 1		1,582
Fair value model [member] | Government loan payable [member]
Statement Line Items [Line Items]
Loans	0
Fair value model [member] | Term loan [member]
Statement Line Items [Line Items]
Loans	0
At cost [member]
Statement Line Items [Line Items]
Cash and cash equivalents	39,024	3,717
Restricted cash	1,208	1,208
Receivables	666	1,310
Assets	40,898	6,235
Accounts payable and accrued liabilities	5,817	3,579
Short-term deferred government grant	642
Loans		7,824
US Warrants	0
Royalty	2,338	1,283
Liabilities	52,161	15,485
Marketable securities		0
Accrued interest		2,799
Convertible Notes payable 1		0
Warrants - Convertible Notes payable 1		0
At cost [member] | Government loan payable [member]
Statement Line Items [Line Items]
Loans	5,196
At cost [member] | Term loan [member]
Statement Line Items [Line Items]
Loans	38,168
At fair value [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Assets	0	12
Accounts payable and accrued liabilities	0	0
Short-term deferred government grant
Loans		0
US Warrants	0
Royalty	0	0
Liabilities	0	0
Marketable securities		12
Accrued interest		0
Convertible Notes payable 1		0
Warrants - Convertible Notes payable 1		0
At fair value [member] | Level 1 of fair value hierarchy [member] | Government loan payable [member]
Statement Line Items [Line Items]
Loans	0
At fair value [member] | Level 1 of fair value hierarchy [member] | Term loan [member]
Statement Line Items [Line Items]
Loans
At fair value [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Assets	0	0
Accounts payable and accrued liabilities	0	0
Short-term deferred government grant
Loans		0
US Warrants	81,658
Royalty	0	0
Liabilities	81,658	65,545
Marketable securities		0
Accrued interest		0
Convertible Notes payable 1		63,963
Warrants - Convertible Notes payable 1		1,582
At fair value [member] | Level 2 of fair value hierarchy [member] | Government loan payable [member]
Statement Line Items [Line Items]
Loans	0
At fair value [member] | Level 2 of fair value hierarchy [member] | Term loan [member]
Statement Line Items [Line Items]
Loans
At fair value [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	39,024	3,717
Restricted cash	1,208	1,208
Receivables	666	1,310
Assets	40,898	6,247
Accounts payable and accrued liabilities	5,817	3,579
Short-term deferred government grant	642
Loans		7,824
US Warrants	81,658
Royalty	2,338	1,283
Liabilities	133,819	81,030
Marketable securities		12
Accrued interest		2,799
Convertible Notes payable 1		63,963
Warrants - Convertible Notes payable 1		$ 1,582
At fair value [member] | Level 3 of fair value hierarchy [member] | Government loan payable [member]
Statement Line Items [Line Items]
Loans	5,196
At fair value [member] | Level 3 of fair value hierarchy [member] | Term loan [member]
Statement Line Items [Line Items]
Loans	$ 38,168